Variable Interest Entities ("VIE") - Schedule of Variable Interest Entities- Discontinued Operations (Details) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Statement of operations
Interest expense	$ 15,589	$ 24,121
Discontinued operations
Statement of cash flows
Net debt repayments	(158,000)	(137,925)
Proceeds from short-term and long-term debt	0	10,073
Financing costs paid	(280)	(700)
VIE debt | Discontinued operations
Statement of operations
Interest expense	3,814	16,472
Statement of cash flows
Net debt repayments	0	(132,454)
Proceeds from short-term and long-term debt	0	10,073
Financing costs paid	$ 0	$ (700)